Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2015
Prospectus Date	rr_ProspectusDate	Mar. 31, 2015
Henderson Emerging Markets Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Henderson Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Henderson Emerging Markets Fund’s (the “Fund”) investment objective is to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchase of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled “Sales Charge Reductions – Class A Shares” and “Sales Charge Waivers – Class A Shares” on pages 91–92 of the Fund’s Prospectus and the section entitled “Purchases, Exchanges and Redemption Information” on page 97 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees
(fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the applicable class of Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above. The expense example assumes that the adviser’s agreement to waive fees and/or reimburse expenses expires on July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies in emerging market countries. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. Emerging market countries are all countries represented by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. These countries typically are located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa.

Emerging market companies are broadly defined to include any company that meets one or more of the following tests:

·	its country of organization, its primary business office and/or the principal trading market of its stock are located in an emerging market country

·	50% or more of its assets are located in emerging market countries

·	50% or more of its revenues are derived from emerging market countries

In addition to the Fund’s main investments, the Fund may invest no more than 20% of its net assets in the securities of issuers in developed market countries.

Fund investment performance will be derived primarily from stock selection. Security selection will be based upon an analysis of a company’s valuations relative to earnings forecasts or other valuation criteria, earnings growth prospects of a company, the quality of a company’s management and the unique competitive advantages of a company.

The Fund generally sells a stock when in the manager’s opinion there is a deterioration in the company’s fundamentals, the company fails to meet performance expectations, the stock achieves its target price, its earnings are disappointing or its revenue growth has slowed. The Fund may also sell a stock if the manager believes that negative country or regional factors may affect the company’s outlook, in the manager’s opinion, a superior investment opportunity arises or to meet cash requirements. The manager anticipates that the Fund will continue to hold securities of companies that grow or expand so long as the manager believes the securities continue to offer prospects of long-term growth. Some of the Fund’s investments may produce income, although income from dividends and interest will be incidental and not an important consideration in choosing investments.

The Fund may also invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers in a single country or a limited number of countries and may invest up to 15% of its net assets in illiquid securities. In addition, the Fund may invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements The Fund may engage in derivative transactions to hedge against fluctuations in currency exchange rates. There are no limits on the extent to which foreign currency hedging may be utilized.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies in emerging market countries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund’s investments and therefore the value of the Fund’s shares, as well as the amount of any dividend paid, may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks that could adversely affect the total return on your investment include:

·	Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

·	Market Risk. The market price of securities or other investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

·	Smaller and Less Seasoned Companies Risk. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may tend to be more volatile than those of larger, more established companies.

·	Foreign Investments Risk. The risks of investing outside the US include currency fluctuations, economic or financial insolvency, lack of timely or reliable financial information, possible imposition of foreign withholding taxes, or unfavorable political or legal developments. These risks are typically greater in less developed or emerging market countries.

·	Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the manager’s ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are “leveraged” and therefore will magnify or otherwise increase any investment losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market, market segment or asset class, their exposure may not correlate as expected to the performance of such market or asset class thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the manager’s potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives may also involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the Fund’s assets are committed to derivatives in general or are invested in a few types of derivatives.

·	Frequent Trading Risk. The Fund’s portfolio turnover rate may be 100% or more. Frequent buying and selling of investments involve higher trading costs and other expenses that may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short term capital gains. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such net gains will be considered ordinary income for federal income tax purposes.

·	Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, economic, political, regulatory or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the Fund’s performance and average annual total returns compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.henderson.com, or by calling 866.3HENDERSON (or 866.343.6337).

The annual returns in the bar chart which follow are for the Fund’s Class A shares without reflecting payment of any front-end sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	You can obtain updated performance information by calling 866.3HENDERSON (or 866.343.6337).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	You can obtain updated performance information on our website, www.henderson.com.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the three-year period ended December 31, 2013, the Fund’s highest and lowest quarterly returns were 23.68% and (24.90)% for the quarters ended March 31, 2012 and September 30, 2011, respectively. The year-to-date return through September 30, 2014 was 1.10%.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.10%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.68%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.90%)
Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Return for periods ended December 31, 2013
(including maximum sales charges)

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class A shares. The after-tax returns of the Class C and I shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Henderson Emerging Markets Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	746
Expense Exampe, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,106
Expense Exampe, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,489
Expense Exampe, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,644
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	746
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,106
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,489
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,644
Annual Return 2011	rr_AnnualReturn2011	(24.77%)
Annual Return 2012	rr_AnnualReturn2012	22.24%
Annual Return 2013	rr_AnnualReturn2013	1.45%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Henderson Emerging Markets Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	357
Expense Exampe, with Redemption, 3 Years	rr_ExpenseExampleYear03	790
Expense Exampe, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,350
Expense Exampe, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,967
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	257
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	790
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,350
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,967
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.79%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Henderson Emerging Markets Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Exampe, with Redemption, 3 Years	rr_ExpenseExampleYear03	487
Expense Exampe, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Exampe, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,895
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	487
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	839
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,895
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Henderson Emerging Markets Fund | Return After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Henderson Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Henderson Emerging Markets Fund | MSCI Emerging Markets Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.74%)

[1]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one years of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund's distributor paid a sales commission on the purchase.
[2]	The Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses (excluding Acquired Fund Fees and Expenses) in order to limit total annual ordinary operating expenses, less distribution and service fees, to 1.54% of the Fund's average daily net assets. The Fund's Expense Limitation Agreement will remain in effect through July 31, 2020.
[3]	A contingent deferred sales charge ("CDSC") of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.